SHARE-BASED INCENTIVE COMPENSATION PLANS (Tables)	12 Months Ended
Aug. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following table summarizes the activity of time-based and performance-based restricted stock awards:

	Awards Outstanding		Weighted-Average Fair Market Value (per share)
	Time- Based	Performance- Based	Time- Based	Performance- Based
Outstanding at August 31, 2013	133,359	1,081,585	$25.20	$20.41
Granted	42,138	315,941	$34.42	$34.42
Vested	(19,405)	(30,366)	$21.63	$11.62
Forfeited	—	(265,723)	$—	$15.21

Outstanding at August 31, 2014	156,092	1,101,437	$28.14	$25.93

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair values of the performance-based awards with market conditions were estimated using a Monte Carlo valuation model using the following assumptions:

	2014(a)	2013(a)	2012(b)
Dividend yield	—%	—%	3.00%
Expected volatility	31.00%	35.00%	43.00%
Risk-free interest rate	1.03%	0.77%	0.42%
Correlation	53.00%	56.00%	61.00%

(a)	Assumptions as of August 31 for the respective years related to liability classified awards
(b)	Weighted average grant date assumptions related to equity classified awards

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock option activity is as follows:

	Outstanding Shares Under Option	Weighted-Average Exercise Price
Outstanding at August 31, 2013	19,002	$19.13
Exercised	(12,167)	$19.06
Forfeited and expired	(1,834)	$19.16

Outstanding at August 31, 2014	5,001	$19.29

Exercisable at August 31, 2014	5,001	$19.29

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]

The following table summarizes the impact to the Company’s consolidated statements of operations from share-based incentive compensation plans, which is primarily included in selling, general and administrative expenses in the accompanying consolidated statements of operations:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Time-based and performance-based restricted stock awards	$7,105	$2,454	$3,813
Board of Directors unrestricted awards	797	850	845

Total share-based incentive compensation	$7,902	$3,304	$4,658